Buffalo Flexible Allocation Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 3.3%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	100,000	$2,277,000
Verizon Communications, Inc.	230,000	9,197,700
		11,474,700
Entertainment - 0.8%
Lions Gate Entertainment Corp. - Class B (a)	500,000	3,775,000
Total Communication Services		15,249,700

Consumer Staples - 20.0%
Beverages - 4.5%
Coca-Cola Co.	150,000	9,339,000
PepsiCo, Inc.	75,000	11,404,500
		20,743,500
Consumer Staples Distribution & Retail - 5.0%
Costco Wholesale Corp.	25,000	22,906,750
		$–
Food Products - 3.5%
Conagra Brands, Inc.	100,000	2,775,000
General Mills, Inc.	150,000	9,565,500
Kellanova	50,000	4,048,500
		16,389,000
Household Products - 7.0%
Clorox Co.	50,000	8,120,500
Colgate-Palmolive Co.	25,000	2,272,750
Kimberly-Clark Corp.	70,000	9,172,800
Procter & Gamble Co.	75,000	12,573,750
		32,139,800
Total Consumer Staples		92,179,050

Energy - 25.0%
Energy Equipment & Services - 1.5%
Schlumberger NV	180,000	6,901,200
		$–
Oil, Gas & Consumable Fuels - 23.5%
APA Corp.	400,000	9,236,000
BP PLC - ADR	23,000	679,880
Chevron Corp.	125,000	18,105,000
ConocoPhillips	150,000	14,875,500
Delek Logistics Partners LP	140,000	5,916,400
Exxon Mobil Corp.	165,000	17,749,050
Hess Corp.	125,000	16,626,250
HF Sinclair Corp.	72,500	2,541,125
Kinder Morgan, Inc.	560,000	15,344,000
Marathon Petroleum Corp.	50,000	6,975,000
		108,048,205
Total Energy		114,949,405

Financials - 9.7%
Banks - 1.9%
Truist Financial Corp.	200,000	8,676,000
		$–
Insurance - 7.8%
Allstate Corp.	90,000	17,351,100
Arthur J. Gallagher & Co.	65,000	18,450,250
		35,801,350
Total Financials		44,477,350

Health Care - 15.3%
Biotechnology - 1.8%
Gilead Sciences, Inc.	91,000	8,405,670
		$–
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	75,000	8,483,250
		$–
Pharmaceuticals - 11.6%
Bristol-Myers Squibb Co.	9,000	509,040
Eli Lilly & Co.	35,000	27,020,000
Johnson & Johnson	75,000	10,846,500
Merck & Co., Inc.	80,000	7,958,400
Pfizer, Inc.	270,000	7,163,100
		53,497,040
Total Health Care		70,385,960

Industrials - 3.8%
Commercial Services & Supplies - 3.3%
Pitney Bowes, Inc.	285,000	2,063,400
Waste Management, Inc.	65,000	13,116,350
		15,179,750
Electrical Equipment - 0.5%
ABB Ltd. - ADR	45,000	2,416,950
Total Industrials		17,596,700

Information Technology - 18.3%
Communications Equipment - 2.3%
Cisco Systems, Inc.	175,000	10,360,000
		$–
IT Services - 3.3%
International Business Machines Corp.	70,000	15,388,100
		$–
Semiconductors & Semiconductor Equipment - 2.8%
QUALCOMM, Inc.	85,000	13,057,700
		$–
Software - 9.9%
Microsoft Corp.	108,000	45,522,000
Total Information Technology		84,327,800

Materials - 1.1%
Chemicals - 0.4%
Dow, Inc.	49,000	1,966,370
		$–
Metals & Mining - 0.7%
Rio Tinto PLC - ADR	50,000	2,940,500
Total Materials		4,906,870
TOTAL COMMON STOCKS (Cost $173,089,264)		444,072,835

REAL ESTATE INVESTMENT TRUSTS - 3.3%	Shares	Value
Real Estate - 3.3%
Specialized REITs - 3.3%
Digital Realty Trust, Inc.	85,300	15,126,249
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,977,727)		15,126,249

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
Fidelity Money Market Government Portfolio - Class I, 4.38% (b)	804,751	804,751
TOTAL SHORT-TERM INVESTMENTS (Cost $804,751)		804,751

TOTAL INVESTMENTS - 100.0% (Cost $178,871,742)		460,003,835
Liabilities in Excess of Other Assets - (0.0)% (c)		(200,280)
TOTAL NET ASSETS - 100.0%		$459,803,555
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo Flexible Allocation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$444,072,835	$–	$–	$444,072,835
Real Estate Investment Trusts	15,126,249	–	–	15,126,249
Money Market Funds	804,751	–	–	804,751
Total Investments	$460,003,835	$–	$–	$460,003,835

Refer to the Schedule of Investments for further disaggregation of investment categories.